JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA 02210

March 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:

John Hancock Balanced Fund,

John Hancock Disciplined Value International Fund,

John Hancock Emerging Markets Equity Fund,

John Hancock Enduring Assets Fund,

John Hancock ESG All Cap Core Fund,

John Hancock ESG International Equity Fund,

John Hancock ESG Large Cap Core Fund,

John Hancock Fundamental Large Cap Core Fund,

John Hancock Global Focused Strategies Fund,

John Hancock Seaport Fund,

John Hancock Small Cap Core Fund, and

John Hancock Value Equity Fund (collectively, the “Funds”)

File Nos. 002-10156; 811-00560

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses (with the exception of the Prospectuses for John Hancock ESG All Cap Core Fund Class A, Class C, Class I, and Class R6, John Hancock ESG All Cap Core Fund Class R2 and Class R4, John Hancock ESG Large Cap Core Fund Class A, Class C, Class I, and Class R6, and John Hancock ESG Large Cap Core Fund Class R2 and Class R4) and the Statement of Additional Information for all Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 1, 2017, contained in Post-Effective Amendment No. 171 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 123 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2017 via EDGAR, accession number 0001133228-17-001091.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary of the Trust